Note 5 - Acquisitions and Divestures (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended		0 Months Ended						3 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		0 Months Ended
	Sep. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	May 31, 2013 Processing [Member] Wheeling Barge Facility [Member] bbl	May 31, 2013 Storage [Member] Wheeling Barge Facility [Member] bbl	Jan. 28, 2014 Promissory Note [Member] Kenedy Hunter and Coy City Hunter Disposal Wells [Member] Sable Environmental SWD 5, LLC [Member]	Mar. 26, 2014 Promissory Note [Member] Westhoff Hunter Disposal Well [Member] Clear Water Resources Partners, LLC [Member]	May 31, 2013 White Top and Blackwater [Member]	Jan. 28, 2014 Kenedy Hunter and Coy City Hunter Disposal Wells [Member] Sable Environmental SWD 5, LLC [Member]	Mar. 11, 2014 Dilley Disposal Well [Member] Sable Environmental SWD 7, LLC [Member]	Mar. 26, 2014 Westhoff Hunter Disposal Well [Member] Clear Water Resources Partners, LLC [Member]	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Midwest Continent Holding Llc [Member]	Nov. 02, 2012 Series C Preferred Stock [Member] Virco [Member]	Dec. 31, 2012 Series C Preferred Stock [Member] White Top And Black Water [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2014 Oklahoma [Member]	Dec. 31, 2013 Oklahoma [Member]	Feb. 17, 2012 Hunter Disposal [Member]	Dec. 31, 2011 Hunter Disposal [Member]	Apr. 27, 2012 Midwest Continent Holding Llc [Member]	Jul. 31, 2012 Blue Water [Member]	Jun. 29, 2012 Blue Water [Member]	May 31, 2013 Hunter Disposal, LLC [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]	Sep. 30, 2013 Hunter Disposal, LLC [Member]	Nov. 02, 2012 Virco [Member]	May 18, 2013 White Top And Black Water [Member]	Jan. 31, 2013 White Top And Black Water [Member]	Dec. 31, 2012 White Top And Black Water [Member]	Dec. 31, 2013 White Top And Black Water [Member]	Dec. 31, 2012 White Top And Black Water [Member] Cash [Member]	May 13, 2013 Wheeling Barge Facility [Member] acre	Jun. 10, 2013 Helena Disposal Well [Member]
Note 5 - Acquisitions and Divestures (Details) [Line Items]
Equity Method Investment, Ownership Percentage																								100.00%		100.00%
Business Acquisition Cost Of Acquired Entity Purchase Price One																								$ 9,900,000		$ 750,000
Payments to Acquire Businesses, Gross																								2,200,000		2,500,000	675,000			2,200,000		300,000		750,000	450,050
Restricted Common Stock Shares (in Shares)																								3,300,000
Preferred Stock, Value, Issued															2,200,000				40,387,706	40,387,706	32,825,967
Convertible Promissory Note Value																								2,200,000						2,200,000
Number of Entities Involved in Acquisition																								5								2			2
Asset Retirement Obligation, Accretion Expense	225,202	29,217	23,747	101,445	43,085																				27,355
Number Of Salt Water Disposal Wells And Related Facilities																										3
Business Acquisition Option And Pledge Agreement Amount																										250,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																500,000	1,970,209
Payments To Extend Purchase Option Under Option And Pledge Agreement																												515,000
Extension Of Purchase Option Under Option And Pledge Agreement Common Stock Shares Issued (in Shares)																												247,876
Extension Of Purchase Option Under Option And Pledge Agreement Common Stock Shares Issued Value																												513,000
Expenses Under Option Agreement During Option Period																											458,000
Impairment of Long-Lived Assets to be Disposed of			1,911,917																										1,900,000		1,200,000
Proceeds from Insurance Settlement, Investing Activities																													664,000
Number of Properties Acquired																																2
Preferred Stock, Shares Issued (in Shares)															22,000		91,425	41,000	2,000,000	2,000,000	1,561,144
Business Acquisition Cost of Acquired Entity Purchase Price, Net																														9,905,632					2,942,494		1,200,000
Common Stock, Shares, Issued (in Shares)		33,796,389		33,796,389	33,120,483																														589,657
Goodwill, Impairment Loss			2,799,044	2,753,362																													2,800,000
Goodwill, Purchase Accounting Adjustments																																				46,000
Gain (Loss) on Disposition of Assets for Financial Service Operations				788,000
Barging Terminal Facility Area Acquired (in Acres)																																						10.8
Barging Terminal Facility Acquired Purchase Price			750,000			750,000
Barrels per Day (in Barrels (of Oil))							10,000	19,000
Proceeds from Sale of Property, Plant, and Equipment		1,844,282	0	5,681,671	2,939,500							1,000,000		1,000,000																									5,200,000
Gain (Loss) on Disposition of Property Plant Equipment		(56,228)	0	2,205,047	3,000						23,000	202,000		140,000																									2,300,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds												3,900,000		3,400,000
Financing Receivable, Gross												2,900,000		2,400,000
Note Receivable, Interest Rate									10.00%	10.00%
Payments to Joint Ventures												200,000		100,000
Sale Agreement Price													4,600,000
Earnest Money Deposits													$ 500,000
Number of Water Disposal Wells				3																		3	3
Number of Operating Wells				3																		1